The UBS Funds

Prospectus Supplement

April 30, 2009

Dear Investor,

The purpose of this supplement is to update the Prospectus of the series of The UBS Funds dated October 28, 2008 as follows:

1. The following supplements information contained on pages 14-15 in the Prospectus section entitled “UBS Global Allocation Fund – Investment objective, strategies, securities selection and risks”:

The following sentence is added to the end of the second paragraph under the sub-heading “Principal investment strategies”:

         In addition, the Fund may invest in other open-end investment companies, exchange-traded funds and similarly structured pooled investments in order to provide exposure to equity and fixed-income markets. To the extent that the Fund invests in securities of other open-end investment companies, exchange-traded funds and similarly structured pooled investments, the Fund will bear the fees and expenses of such vehicles in addition to the fees and expenses of its own operation.

The last sentence of the first paragraph under the sub-heading “Securities selection” is deleted in its entirety and replaced by the following:

        As of June 30, 2008, the Fund was invested in securities of issuers from 36 countries either directly or through its investments in other investment companies, and approximately 73% of its assets were invested in US markets; however, as of May 1, 2009, the Advisor expects that, under normal market conditions, the Fund will invest significantly (at least 40-80% of its total assets—unless market conditions are not deemed favorable by the Advisor in which case the Fund would invest at least 30% of its total assets) in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States.

The fifth and sixth paragraphs under the sub-heading “Securities selection” are deleted in their entirety and replaced by the following:

        Within the equity portion of the Fund’s portfolio, the Advisor also may utilize a growth-oriented strategy when investing in US and non-US securities. In selecting growth equities, the Advisor seeks to invest in companies that possess a dominant market position and franchise, a major technological edge or a unique competitive advantage, in part by using a proprietary quantitative screening system that ranks stocks using a series of growth, valuation and momentum metrics, including earnings revision trends, expected earnings growth rates, sales acceleration, price earnings multiples and positive stock price momentum. The Advisor expects that these

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companies can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in the current market prices.

The following paragraph is added as the second to last paragraph under the sub-heading “Securities selection”:

        In addition to the strategies described above, the Advisor may also determine that it is appropriate or preferable, based on cost, liquidity and value-added considerations, for the Fund to invest in passively-managed investment vehicles, including, but not limited to, index funds and exchange-traded funds, in order to gain exposure to the major asset classes in which the Fund invests. Such investments by the Fund would be subject to the SEC limitations on investments in other investment company securities.

2. Effective on April 30, 2009, the composition of the GSMI Mutual Fund Index, the secondary benchmark index of the UBS Global Allocation Fund and the UBS Global Frontier Fund, has been changed to be constructed as follows: 65% MSCI All-Country World Index, 15% Citigroup World Government Bond Ex US Index, 15% Citigroup World Government Bond US Index, 2% JPMorgan Emerging Markets Bond Index Global and 3% Merrill Lynch US High Yield Cash Pay Constrained Index. In addition, with respect to the UBS Global Frontier Fund, the second sentence in the fourth paragraph on page 24 of the Prospectus under the sub-heading “Asset allocation and securities selection” in the section entitled “UBS Global Frontier Fund – Investment objective, strategies, securities selection and risks” is deleted in its entirety and replaced by the following:

         This index is compiled by the Advisor and is a composite of five indexes provided by independent data providers: 65% MSCI All-Country World Index, 15% Citigroup World Government Bond Ex US Index, 15% Citigroup World Government Bond US Index, 2% JPMorgan Emerging Markets Bond Index Global and 3% Merrill Lynch US High Yield Cash Pay Constrained Index.

3. The following supplements information contained on pages 24-26 in the Prospectus section entitled “UBS Global Frontier Fund – Investment objective, strategies, securities selection and risks”:

The last paragraph under the sub-heading “Principal investment strategies” is deleted in its entirety and replaced by the following:

        In addition, the Fund may invest in other open-end investment companies, exchange-traded funds and similarly structured pooled investments in order to provide exposure to equity and fixed-income markets. To the extent that the Fund invests in securities of other open-end investment companies, exchange-traded funds and similarly structured pooled investments, the Fund will bear the fees and expenses of such vehicles in addition to the fees and expenses of its own operation.

The first sentence in the fifth paragraph under the sub-heading “Asset allocation and securities selection” is deleted in its entirety and replaced by the following:

        Under normal market conditions, the Fund will invest significantly (at least 40-60% of its total assets—unless market conditions are not deemed favorable by the Advisor in which case the Fund would invest at least 30% of its total assets) in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States.

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In addition, the tenth and eleventh paragraphs under the sub-heading “Asset allocation and securities selection” are deleted in their entirety and replaced by the following:

           Within the equity portion of the Fund’s or an Underlying Fund’s portfolio, the Advisor also may utilize a growth-oriented strategy when investing in US and non-US securities. In selecting growth equities, the Advisor seeks to invest in companies that possess a dominant market position and franchise, a major technological edge or a unique competitive advantage, in part by using a proprietary quantitative screening system that ranks stocks using a series of growth, valuation and momentum metrics, including earnings revision trends, expected earnings growth rates, sales acceleration, price earnings multiples and positive stock price momentum. The Advisor expects that these companies can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in the current market prices.

The following paragraph is added as the third to last paragraph under the sub-heading “Asset allocation and securities selection”:

        In addition to the strategies described above, the Advisor may also determine that it is appropriate or preferable, based on cost, liquidity and value-added considerations, for the Fund to invest in passively-managed investment vehicles, including, but not limited to, index funds and exchange-traded funds, in order to gain exposure to the major asset classes in which the Fund invests. Such investments by the Fund would be subject to the SEC limitations on investments in other investment company securities.

4. Effective on April 30, 2009, Edwin Denson and Thomas Clarke resigned as lead portfolio managers for the UBS Dynamic Alpha Fund, UBS Global Allocation Fund and UBS Global Frontier Fund and Curt Custard became the lead portfolio manager for each of the UBS Dynamic Alpha Fund, UBS Global Allocation Fund and UBS Global Frontier Fund. Therefore, the following amends information contained on pages 128-129 in the Prospectus under the heading “Management” and the sub-heading “Portfolio management”:

The sections entitled “UBS Dynamic Alpha Fund,” “UBS Global Allocation Fund” and “UBS Global Frontier Fund” on pages 128-129 are deleted in their entirety and replaced by the following:

        UBS Dynamic Alpha Fund, UBS Global Allocation Fund and UBS Global Frontier Fund
        Curt Custard is the lead portfolio manager for the Funds. Mr. Custard has access to certain members of the fixed-income and equities investment management teams, each of whom is allocated a specified portion of the portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Funds invest. Mr. Custard, as senior portfolio manager for the Funds, has responsibility for allocating each portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team, reviewing the overall composition of each portfolio to ensure its compliance with its stated investment objectives and strategies and, with respect to the UBS Global Frontier Fund, determining the amount of leverage to use in the portfolio. Information about Mr. Custard is provided below.

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      Curt Custard is a Managing Director and has been Head of Global Investment Solutions at UBS Global Asset Management since March 2008. Mr. Custard is also a member of the UBS Global Asset Management Executive Committee. Prior to joining UBS Global Asset Management, Mr. Custard was global head of multi-asset solutions at Schroders since 2004. Prior to this, Mr. Custard was chief investment officer of the multi-asset and balanced business of Allianz Global Investors in London since 2000. Mr. Custard has been a portfolio manager of the UBS Dynamic Alpha Fund since 2008 and the UBS Global Allocation Fund and UBS Global Frontier Fund since April 2009.

5. Effective on April 30, 2009 , Philip Ruvinsky was added as a portfolio manager for the UBS

U.S. Large Cap Growth Fund. Therefore, on page 131 in the Prospectus, the section entitled “UBS U.S. Large Cap Growth Fund” under the heading “Management” and the sub-heading “Portfolio management” is replaced in its entirety by the following:

       UBS U.S. Large Cap Growth Fund

       Lawrence Kemp and Philip Ruvinsky are the lead portfolio managers for the UBS U.S. Large Cap Growth Fund. Mr. Kemp and Mr. Ruvinsky have access to certain members of the US Large Cap Growth investment team, each of whom has some responsibility for research and/or security selection. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests. Mr. Kemp, as senior lead portfolio manager and coordinator for management of the Fund, has responsibility for allocating the portfolio among the various managers and analysts, implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objective and strategies. Mr. Ruvinsky has responsibility for company research, the portfolio construction process and implementing trades on behalf of analysts on the team. Information about Mr. Kemp and Mr. Ruvinsky is provided below.

      Lawrence G. Kemp is Head of the US Large Cap Growth Equity portfolio construction team at UBS Global Asset Management. Mr. Kemp is also a Managing Director of UBS Global Asset Management and has been an investment professional with UBS Global Asset Management since 1992. Mr. Kemp has been a portfolio manager of the Fund since January 2002.

      Philip Ruvinsky is an Executive Director and Senior Investment Analyst at UBS Global Asset Management and has been an investment professional at UBS Global Asset Management since 2003. Mr. Ruvinsky has been involved with the management of the Fund’s portfolio since 2003 and assumed his present role in 2009.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR PROSPECTUS DATED OCTOBER 28, 2008.

Item #ZS-376

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The UBS Funds

Statement of Additional Information Supplement

April 30, 2009

Dear Investor,

The purpose of this supplement is to update the statement of additional information of the series of The UBS Funds dated October 28, 2008 (“SAI”) as follows:

1. The sub-section entitled “Exchange-traded index securities” under the heading “Investments relating to UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS U.S. Equity Alpha Fund, UBS U.S. Large Cap Equity Fund, UBS U.S. Large Cap Growth Fund, UBS U.S. Large Cap Value Equity Fund, UBS U.S. Mid Cap Growth Equity Fund, UBS U.S. Small Cap Growth Fund and UBS High Yield Fund” on page 19 of the SAI is deleted in its entirety and replaced by the following:

       Exchange-traded funds (ETFs)
       Subject to the limitations on investments in investment company securities and their own investment objectives, the Funds may invest in securities of ETFs that attempt to track or replicate the performance of a US or foreign market index. The Funds may invest in ETFs that are currently operational and that may be developed in the future. ETFs usually trade on stock exchanges and generally bear certain operational expenses. To the extent a Fund invests in securities of ETFs, the Fund must bear these expenses in addition to the expenses of its own operation.

       Investments in ETFs are subject to a variety of risks, including all of the risks of a direct investment in the underlying securities that the ETF holds. For example, the general level of stock prices may decline, thereby adversely affecting the value of the underlying investments of the ETF and, consequently, the value of the ETF. In addition, the market value of the ETF shares may differ from their net asset value because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indexes typically will be unable to match the performance of the index exactly due to the ETF’s operating expenses and transaction costs.

        In addition, each of the UBS Global Allocation Fund and UBS Global Frontier Fund may invest up to 5% of its total assets in private equity ETFs, which primarily invest in US or foreign publicly traded companies listed on a private equity market index whose primary business is private equity investing. An investment in a private equity ETF provides a Fund with exposure to a group of leading public companies in the private equity business in which the Fund would not otherwise easily be able to invest. In addition to the risks of ETFs set forth above, an investment in a private equity ETF is subject to the additional risks of a direct investment in the underlying private equity firms, including the risk that the companies in which a private equity firm invests its capital do not survive (which would decrease the value of the private equity firm and, consequently, the value of the private equity ETF). In addition, an investment in a private equity ETF could present the risk that as private equity investing opens up to more people, it could become harder for private equity firms to locate good investment opportunities, thereby decreasing the revenues of the firm and, consequently, the private equity ETF.

      Special purpose acquisition companies
      The Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Until an acquisition is completed, a SPAC generally invests its assets in U.S. government securities, money market securities and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the funds invested in the SPAC are returned to its shareholders. Because SPACs and similar entities do not have an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

2. The following section is added after the sub-section entitled “Short sales” under the heading “Investments relating to the UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS U.S. Equity Alpha Fund, UBS U.S. Large Cap Equity Fund, UBS U.S Large Cap Growth Fund, UBS U.S. Mid Cap Growth Equity Fund, UBS U.S. Small Cap Growth Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Fund and UBS U.S. Bond Fund” on page 23 of the SAI:

         Real estate investment trusts (REITs) (UBS Global Allocation Fund and UBS Global Frontier Fund only)
         Each of the UBS Global Allocation Fund and UBS Global Frontier Fund may invest up to 5% of its total assets in REITs and non-U.S. REIT-like entities (collectively, “REITs”). A REIT is a pooled investment vehicle which purchases primarily income-producing real estate, real estate-related loans or other real estate-related interests. The pooled vehicle, typically a trust, then issues shares whose value and investment performance are dependent upon the investment performance of the underlying real estate-related investments. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own (e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types). Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

        A REIT is not taxed on income distributed to its shareholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year. In addition, a shareholder in a Fund, by investing in REITs indirectly through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs.

       REITs are subject to risks related to the specialized skill of their management, changes in value of the properties the REITs own, the quality of any credit extended by the REITs, and general economic and other factors. An investment in REITs includes the possibility of a decline in the value of real estate, possible lack of available money for loans to purchase real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, prolonged vacancies in rental properties, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants, costs of clean up and liability to third parties resulting from environmental problems, costs associated with damage from natural disasters not covered by insurance, increases in interest rates and changes to tax and regulatory requirements.

      In addition, some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties in a narrow geographic area or in a single property type, such as being more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Also, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the Act.

3. The text and table beginning at the bottom of page 41 under the heading “Investments relating to UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS U.S. Mid Cap Growth Equity Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Fund and UBS U.S. Bond Fund ” and the sub-heading “UBS Global Allocation Fund – Asset allocation” are replaced in their entirety with the following:

       As set forth in the Fund’s Prospectus, under normal market conditions, the Fund expects to allocate assets between fixed income securities and equity securities. The Fund is a multi-asset fund, and may invest in each of the major asset classes: US fixed income, US equities, international fixed income (including emerging markets), and international equities (including emerging markets), based upon the Advisor's assessment of prevailing market conditions in the United States and abroad.

4. The text and table on page 42 under the heading “Investments relating to UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS U.S. Mid Cap Growth Equity Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Fund and UBS U.S. Bond Fund ” and the subheading “UBS Global Frontier Fund – Asset allocation and leveraging mechanisms” are replaced in their entirety by the following:

       As set forth in the Fund's Prospectus, under normal market conditions, to achieve the Fund's investment objective the Advisor employs its Global Securities (Allocation) Strategy, which utilizes active asset allocation strategies across various asset classes based on the Advisor's assessment of prevailing market conditions in the US and abroad. The Advisor enhances its Global Securities (Allocation) Strategy with respect to the Fund by increasing the Fund's exposure to the global markets through the use of leverage to achieve higher returns than the Global Securities (Allocation) Strategy with equity-like risk. The Global Securities (Allocation) Strategy is currently utilized by other funds and products managed by the Advisor, including the UBS Global Allocation Fund and the GSR Fund.

       In order to pursue its investment objective, the Fund may invest directly in securities and financial instruments and/or indirectly in such investments by investing in (i) shares of open-end investment companies advised by the Advisor (to the extent permitted by an exemptive order received by the Fund); (ii) other open-end investment companies; (iii) exchange-traded funds; and (iv) similarly structured pooled investment vehicles. Such investment companies advised by the Advisor in which the Fund may invest have similar risks and limitations as the Fund described above.

      Under normal market conditions, the Advisor expects to increase the Fund's exposure to the global markets through the use of leverage, which may include investments in total return swaps; borrowing from banks to the extent permitted by the Act to purchase additional investments to achieve the Fund's investment objective; and engaging in futures contracts with respect to securities or indices. The range of leverage applied may be between 0% and 50% of the Fund's total assets, but will typically be between 25% and 40% of the total assets of the Fund.

5. Effective on April 30, 2009, Edwin Denson and Thomas Clarke resigned as lead portfolio managers for the UBS Dynamic Alpha Fund, UBS Global Allocation Fund and UBS Global Frontier Fund and Curt Custard became the lead portfolio manager for each of the UBS Dynamic Alpha Fund, UBS Global Allocation Fund and UBS Global Frontier Fund. Therefore, on pages 69-70 of the SAI, the information presented with respect to Curt Custard, Edwin Denson and Thomas Clarke under the heading “Investment advisory, principal underwriting and other service arrangements” and the sub-heading “Portfolio managers,” including the corresponding footnote presented on page 71, is replaced in its entirety by the following:

	Registered investment		Other pooled investment
	companies		vehicles		Other accounts
		Assets		Assets		Assets
		managed		managed		managed
Portfolio Manager (Funds managed)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Curt Custard(1)
(UBS Dynamic Alpha Fund, UBS
Global Allocation Fund and UBS
Global Frontier Fund) ......................	12	$6,275	17*	$11,184	13	$2,557

(1)	Curt Custard became Portfolio Manager of the UBS Global Allocation Fund and UBS Global Frontier Fund on April 30, 2009. Information provided for Mr. Custard is as of December 31, 2008.
#	One account with approximately $91.7 million has an advisory fee based upon the performance of the account.

6. Effective on April 30, 2009 , Philip Ruvinsky was added as a portfolio manager for the UBS U.S. Large Cap Growth Fund. Therefore, on page 70 of the SAI, the following information is added under “Lawrence Kemp” under the heading “Investment advisory, principal underwriting and other service arrangements” and the sub-heading “Portfolio managers”:

	Registered investment		Other pooled investment
	companies		vehicles		Other accounts
		Assets		Assets		Assets
		managed		managed		managed
Portfolio Manager (Funds managed)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Philip Ruvinsky(*)
(UBS U.S. Large Cap Growth Fund) ......	2	$171	4	$1,483	5	$2,380

(*) Philip Ruvinsky became Portfolio Manager of the Fund on April 30, 2009. Information provided for Mr. Ruvinsky is as of December 31, 2008.

7. On page 73 of the SAI, the information presented with respect to Edwin Denson, Thomas Clarke and Curt Custard under the Heading “Investment advisory, principal underwriting and other service arrangements” and the sub-heading “Portfolio managers” is deleted in its entirety and the following information is added into the table on page 72:

Portfolio Manager/Fund Curt Custard# UBS Dynamic Alpha Fund UBS Global Allocation Fund UBS Global Frontier Fund Philip Ruvinsky## UBS U.S. Large Cap Growth Fund	Range of shares owned** None None None None

# Information for Mr. Custard is as of April 3, 2009.
##Information for Mr. Ruvinsky is as of April 2, 2009.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 28, 2008.

Item # ZS-377